Events After The Reporting Period - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 21, 2021	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Dividend paid	$ 23,259
Share issue related cost				$ 2,169
Number of shares issued				117,000,000		117,000,000
Class A Common Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of distributed earnings by common holders			85.00%
IPO [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares			$ 302,700
Payments for share issue cost			3,099
Payments for underwriting expense			1,368
Share issue related cost			1,731
Stock issued during period, value, new issues			$ 100,000
Number of shares authorised			1,000,000,000
Par value per share			$ 0.0001
Number of shares issued			2
IPO [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues			25,000,000
Stockholders' equity note, stock split			one-third
Number of shares issued			1
Shares issued, price per share			$ 10.00
IPO [Member] | Class A Common Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues	34,613,647
Number of shares outstanding			500,000,000
Stockholders' equity note, stock split			one vote per share
IPO [Member] | Class B Common Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding			250,000,000
Stockholders' equity note, stock split			10 votes per share
Primary Offering [Member] | Class A Common Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues	19,147,500
Secondary Offering [Member] | Class A Common Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues	15,466,147
Blackstone Pat Holdings IV LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, acquisitions		100,000
Percentage of voting equity interests acquired		10.00%
Number of shares issued				46,800,000		46,800,000
Blackstone Pat Holdings IV LLC [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minority interest ownership percentage					19.60%
Blackstone Pat Holdings IV LLC [Member] | Class B Common Share [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					3
Patria Holdings Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				70,200,000		70,200,000
Patria Holdings Ltd [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minority interest ownership percentage					29.40%